Consolidated Income Statements - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net sales		R$ 72,854.3	R$ 58,379.0	R$ 52,005.1
Cost of sales		(35,659.7)	(27,066.1)	(21,678.2)
Gross profit		37,194.6	31,312.9	30,326.9
Distribution expenses		(9,932.7)	(8,245.0)	(6,951.4)
Sales and marketing expenses		(7,035.5)	(6,374.6)	(5,696.1)
Administrative expenses		(4,877.4)	(2,948.5)	(2,680.0)
Other operating income/(expenses), net		2,124.1	2,679.4	1,472.7
Exceptional items		(392.8)	(452.0)	(397.2)
Income from operations		17,080.3	15,972.2	16,074.9
Finance expenses		(5,427.8)	(5,430.5)	(4,748.4)
Finance income		2,222.4	2,996.0	1,638.9
Net finance result		(3,205.4)	(2,434.5)	(3,109.5)
Share of results of joint ventures		(115.7)	(43.3)	(22.3)
Income before income tax		13,759.2	13,494.4	12,943.1
Income tax expense		(636.6)	(1,762.5)	(754.7)
Net income		13,122.6	11,731.9	12,188.4
Attributable to:
Equity holders of Ambev		12,671.0	11,379.4	11,780.0
Non-controlling interest		R$ 451.6	R$ 352.5	R$ 408.4
Basic earnings per share - common - R$ (in BRL per share)	[1]	R$ 0.8052	R$ 0.7233	R$ 0.7490
Diluted earnings per share - common - R$ (in BRL per share)	[1]	R$ 0.7991	R$ 0.7171	R$ 0.7423

[1]	Expressed in Brazilian Reais.